Annual Total Returns- DWS Multi-Asset Moderate Allocation Fund (Class ACS) [BarChart] - Class ACS - DWS Multi-Asset Moderate Allocation Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.84%	(4.57%)	13.24%	19.77%	4.58%	(1.13%)	2.55%	13.80%	(7.65%)	19.73%